Non-current assets and liabilities held for sale and discontinued operations (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Accounts receivable	$ 2,648	$ 2,600
Inventories	4,443	3,926
Other current assets	556	538
Investments in associates and joint ventures	3,225	3,568	$ 3,696
Other non-current assets	263	267
Total assets	88,190	99,184
Liabilities
Suppliers and contractors	3,512	4,041
Other current liabilities	480	992
Other non-current liabilities	2,094	1,463
Total liabilities	$ 43,358	54,412
Discontinued operations | Fertilizers
Assets
Accounts receivable		90
Inventories		460
Other current assets		110
Investments in associates and joint ventures		83
Property, plant and equipment and Intangible		2,149
Other non-current assets		695
Total assets		3,587
Liabilities
Suppliers and contractors		324
Other current liabilities		215
Other non-current liabilities		640
Total liabilities		1,179
Net non-current assets held for sale		$ 2,408